Earnings Per Share (Details) - Schedule of basic and diluted earnings per share - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net income attributable to common shares (in Dollars)	$ 4,455,428	$ 6,816,572	$ 2,938,239
Denominator:
Weighted average common shares outstanding	20,924,683	17,279,443	14,689,224
Basic earnings per share attributable to common shares (in Dollars per share)	$ 0.21	$ 0.39	$ 0.2
Numerator:
Net income attributable to common shares for calculating diluted earnings per share (in Dollars)	$ 4,455,428	$ 6,816,572	$ 2,938,239
Denominator:
Weighted average common shares outstanding	20,924,683	17,279,443	14,689,224
Effects of dilutive securities
Warrants
Share options		179,479
RSUs (in Dollars)	$ 132,380	$ 110,518	$ 3,075
Shares used in computing diluted earnings per share attributable to common shares	21,057,063	17,569,440	14,692,299
Diluted earnings per share attributable to common shares (in Dollars per share)	$ 0.21	$ 0.39	$ 0.2